Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net (loss) income	$ (2,973)	$ 13,440	$ (1,263)
Net unrealized gain (loss) on investments, net of shadow adjustments and deferred taxes	5,810	2,197	(11,656)
Total comprehensive income (loss)	$ 2,837	$ 15,637	$ (12,919)